Prospectus Supplement -- January 17, 2003

                                                                   Prospectus
Fund Name (Date)                                                     Form #
Retail Funds:
AXP Bond Fund (Oct. 30, 2002)                                     S-6495-99 V
AXP California Tax-Exempt Fund (Aug. 29, 2002)                    S-6328-99 W
AXP Extra Income Fund (July 30, 2002)                             S-6370-99 V
AXP Federal Income Fund (July 30, 2002)                           S-6042-99 W
AXP Global Bond Fund (Dec. 30, 2002)                              S-6309-99 W
AXP High Yield Tax-Exempt Fund (Jan. 29, 2002)                    S-6430-99 W
AXP Insured Tax-Exempt Fund (Aug. 29, 2002)                       S-6327-99 X
AXP Intermediate Tax-Exempt Fund (Jan 29, 2002)                   S-6355-99 J
AXP Massachusetts Tax-Exempt Fund (Aug. 29, 2002)                 S-6328-99 W
AXP Michigan Tax-Exempt Fund (Aug. 29, 2002)                      S-6328-99 W
AXP Minnesota Tax-Exempt Fund (Aug. 29, 2002)                     S-6328-99 W
AXP New York Tax-Exempt Fund (Aug. 29, 2002)                      S-6328-99 W
AXP Ohio Tax-Exempt Fund (Aug. 29, 2002)                          S-6328-99 W
AXP Selective Fund (July 30, 2002)                                S-6376-99 W
AXP Tax-Exempt Bond Fund (Jan. 29, 2002)                          S-6310-99 W
AXP U.S. Government Mortgage Fund (July 30, 2002)                 S-6245-99 C

For the "SALES CHARGE" section under the heading "Waivers of the sales charge for Class A shares," the sixth bullet point has been revised as follows:

o Shareholders who have at least $1 million in American Express mutual funds. Until further notice, the sales charge does not apply to shareholders who have at least $500,000 in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged. During that year the CDSC will be waived only in the circumstances described for waivers for Class B and Class C shares.



S-6309-3 A (1/03)

Valid until next prospectus update
Destroy Dec. 31, 2003